Statutory Financial Data, Risk-Based Capital and Dividend Restrictions (FY) (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Summary of Statutory Basis Information
Summarized 2022, 2021 and 2020 statutory basis information for the non-captive Insurance Company Subsidiaries, which differs from generally accepted accounting principles, is as follows (dollars in thousands).
	CIC	WPIC
2022
Statutory capital and surplus	$47,827	$20,651
RBC authorized control level	15,541	5,098
Statutory net income (loss)	(6,846)	(4,171)
RBC %	308%	405%
	CIC	WPIC
2021
Statutory capital and surplus	$50,194	$23,603
RBC authorized control level	15,868	5,331
Statutory net income (loss)	(9,161)	(614)
RBC %	316%	443%
	CIC	WPIC
2020
Statutory capital and surplus	$49,271	$24,723
RBC authorized control level	14,221	4,547
Statutory net income (loss)	2,059	1,024
RBC %	346%	544%